Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (917,861)	$ (370,245)	$ (38,005)
Total Intangible Assets	2,185,974	2,729,574	$ 239,195
Client List [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets	1,851,000	1,851,000
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets	354.3	354,300
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets	852,700	852,700
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Other Intangible Assets	$ 45,835	$ 41,819